Income Taxes	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Income Taxes

7. Income Taxes

Loss before income taxes consisted of the following components:

	Year Ended December 31,
	2018	2017
United States	$(7,221,000)	$(6,934,000)
Foreign	(5,217,000)	(7,206,000)
Total	$(12,438,000)	$(14,140,000)

The benefit from income taxes consisted of the following components:

	Year Ended December 31,
	2018	2017
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—
Deferred:
Federal	—	—
State	—	—
Foreign	(328,000)	(1,302,000)
	(328,000)	(1,302,000)
Total	$(328,000)	$(1,302,000)

The Company recorded an income tax benefit of $328,000 and $1.3 million for the year ended December 31, 2018 and 2017, respectively, related to a reduction of the existing deferred tax liability as a result of a $1.9 million and $5.8 million impairment charge to the Company’s IPR&D assets for the year ended December 31, 2018 and 2017, respectively.

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$44,157,000	$44,049,000
Research and development and other tax credits, net	2,523,000	3,109,000
Stock-based compensation	272,000	188,000
Other	196,000	165,000
	47,148,000	47,511,000
Valuation allowance	(47,148,000)	(47,511,000)
Total deferred tax assets	—	—

Deferred tax liabilities:
In-process research and development	(819,000)	(1,147,000)
Total deferred tax liabilities	$(819,000)	$(1,147,000)

At December 31, 2018, the Company had federal net operating loss (“NOL”) carryforwards of approximately $197.1 million, of which $10.3 million will expire in 2019 unless utilized. Of the remaining carryforwards, $180.5 million will expire in tax years 2020 through 2037. The NOL’s generated in tax years 2018 and forward will carry forward indefinitely, but the deductibility of such federal net operating losses is limited. The Company had state NOL carryforwards of $7.2 million which will begin to expire in 2032. The Company had foreign NOL carryforwards of $10.0 million as of December 31, 2018, $0.9 million of which was generated in 2018. At December 31, 2018, the Company had federal research and development (“R&D”) tax credit carryforwards of approximately $2.5 million, net of a reserve for uncertain tax positions of $1.7 million. The R&D tax credit carryforwards will begin to expire in tax years 2019 through 2031, unless previously utilized. The NOL and tax credit carryforwards may be further subject to the application of Section 382 of the Internal Revenue Code of 1986 (the “Code”) as discussed further below. The Company has provided a valuation allowance to offset the deferred tax assets due to the uncertainty of realizing the benefits of the net deferred tax asset.

The differences between the Company’s effective tax rate and the U.S. federal statutory tax rate were as follows:

	December 31,
	2018	2017

U.S. federal statutory income tax rate	21.0%	34.0%
Adjustments for tax effects of:
Fair value of derivative liabilities	0.2%	3.6%
Foreign rate differential	0.3%	(4.4)%
Stock-based compensation	(0.3)%	(1.0)%
State taxes, net of federal benefit	0.3%	(1.7)%
Australia refundable R&D tax offset	(4.6)%	(2.4)%
NOL and credit expiration	(20.3)%	—%
Effect of change in statutory tax rates	(0.3)%	(184.2)%
Change in reserve of uncertain tax positions	3.2%	—%
Change in valuation allowance	3.4%	170.9%
All other	(0.1)%	(5.6)%
Effective income tax rate	2.8%	9.2%

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Tax Reform Act” or the “Act”)) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018, while also repealing the deduction for domestic production activities, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. Shortly after enactment, the SEC staff issued Staff Accounting Bulletin (“SAB”) 118, which provides guidance on accounting for the Tax Reform Act’s impact. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Reform Act enactment date for companies to complete the accounting relating to the Act. To the extent that a company’s accounting for Tax Reform-related income tax effects is incomplete, but the company is able to determine a reasonable estimate, it must record a provisional estimate in its financial statements. As a result of the Tax Reform Act, the Company recorded additional tax expense of $26.0 million during the year ended December 31, 2017, however, this amount was fully offset by a valuation allowance and no net income tax expense or benefit was recorded in the consolidated financial statements. This net tax expense of $0 represents a provisional amount and was the Company’s best estimate. The Company did not record any deemed repatriation tax on unremitted foreign Earnings and Profits (“E&P”) due to the accumulated and projected current deficit in foreign E&P for the year ended December 31, 2017. As of December 31, 2018, the Company has completed its evaluation of the potential impacts of the Tax Reform Act and there was no change to the Company’s previous analysis.

The Company’s past sales and issuances of common and preferred stock have likely resulted in ownership changes as defined by Section 382 of the Code. The Company has not conducted a Section 382 study to date. It is possible that a future analysis may result in the conclusion that a substantial portion, or perhaps substantially all of the Company’s NOL carryforwards and R&D tax credit carryforwards will expire due to the limitations of Sections 382 and 383 of the Code. As a result, the utilization of the carryforwards may be limited and a portion of the carryforwards may expire unused.

The Company has unrecognized tax benefits of approximately $1.7 million related to its federal R&D tax credits as of December 31, 2018. The credits are subject to a valuation allowance and thus, any change to the uncertain tax position reserve would not result in an income tax benefit or expense.

The Company is subject to U.S. federal tax examinations by tax authorities for the years 1998 to 2017 due to the fact that NOL carryforwards exist going back to 1998 that may be utilized on a current or future year tax return.

The Company has a policy of recognizing tax related interest and penalties as additional tax expense when incurred. During the years ended December 31, 2018 and 2017, the Company did not recognize any interest or penalties. The Company does not expect its unrecognized tax benefits will change significantly over the next twelve months.

C3J [Member]
Income Taxes

8.      Income Taxes

As a result of net operating losses and the inability to record a benefit for its deferred income tax assets, the Company’s income tax provision for the years ended December 31, 2018 and 2017 consists of minimum state taxes that are not significant. The differences between the Company’s effective tax rate of 0% and the U.S. federal statutory tax rate were as follows:

	December 31,
	2018	2017
U.S. federal statutory income tax rate	21.0%	34.0%
Adjustments for tax effects of:
State income taxes, net of federal tax	7.0%	13.8%
Change in tax rate	0.0%	(97.0)%
Stock-based compensation	0.0%	(7.9)%
Loss on sale of foreign subsidiary	0.0%	6.6%
Change in valuation allowance	(28.0)%	50.5%
Effective income tax rate	0.0%	0.0%

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities consisted of the following at December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$17,035,000	$13,801,000
Capitalized research and development	15,504,000	15,502,000
Deferred consideration	313,000	—
Stock-based compensation	934,000	927,000
Depreciation and amortization	1,237,000	80,000
Deferred rent	189,000	226,000
Other	906,000	904,000
	36,118,000	31,440,000
Valuation allowance	(36,118,000)	(31,440,000)
Total deferred tax assets	$—	$—

The Company’s net operating loss carryforwards at December 31, 2018 are $61.3 million and $59.5 million for federal and state income tax purposes, respectively. Federal and state net operating loss carryforwards are available to offset future taxable income, if any, and will begin to expire in 2026 to 2028, respectively. The federal NOL’s generated in tax years 2018 and forward will carryforward indefinitely. The Company sold its subsidiary in China during 2017 and therefore has no operating loss carryforwards for China tax purposes as of December 31, 2017.

The ability of the Company to utilize net operating losses carryforwards to reduce future domestic taxable income and domestic income tax is subject to various limitations under the Internal Revenue Code (Code). The utilization of such carryforwards may be limited upon the occurrence of certain ownership changes during any three-year period resulting in an aggregate change of more than 50% in beneficial ownership. As of December 31, 2018, management does not believe that a more-than‑50% ownership change has occurred. Future equity transactions by the Company, or by 5% of stockholders, could cause a more-than‑50% ownership change and, therefore, trigger a limitation on the annual utilization of net operating losses.

The Company has generated federal and California state income tax losses in all years since its inception. Accordingly, management has determined that significant negative evidence precludes the Company from recording a net deferred tax asset for financial statement purposes as it is more likely than not that its deferred tax assets will not be realized.

On December 22, 2017, the United States government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act significantly revises the existing tax law by, among other things, lowering the United States corporate income tax rate from 35% to 21% beginning in 2018. The Company reviewed and incorporated the impact of the Tax Act in its tax calculations and disclosures. The primary impact on the Company stems from the re-measurement of its deferred taxes at the new corporate tax rate of 21%, which reduced the Company’s net deferred tax assets, before valuation allowance, by $14.6 million. However, this amount was fully offset by a valuation allowance and no net income tax expense or benefit was recorded in the consolidated financial statements. This net tax expense of $0 represents a provisional amount and was the Company’s best estimate. As a result of the change in tax rate during 2017, the valuation allowance decreased for the year ended December 31, 2017 by $7.6 million. As of December 31, 2018, the Company has completed its evaluation of the potential impacts of the Tax Reform Act and there was no change to the Company’s previous analysis

The Company files income tax returns in the U.S. federal jurisdiction, state of California and certain foreign jurisdictions. As of December 31, 2018 the Company is no longer subject to U.S. federal income tax examinations for tax years ended on or before December 31, 2013 or to California state income tax examinations for tax years ended on or before December 31, 2012. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses or tax credits were generated and carried forward, and make adjustments up to the amount of the net operating loss or credit carryforward.

The Company did not have a liability for unrecognized tax benefits at December 31, 2018 and 2017.

The Company’s policy is to classify interest and penalties on uncertain tax positions as a component of tax expense. As of December 31, 2018, the Company has no accrued interest or penalties related to uncertain tax positions.